Document and Entity Information	Oct. 17, 2022
Cover [Abstract]
Entity Registrant Name	IROBOT CORP
Amendment Flag	false
Entity Central Index Key	0001159167
Document Type	8-K
Document Period End Date	Oct. 17, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-36414
Entity Tax Identification Number	77-0259335
Entity Address, Address Line One	8 Crosby Drive
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	(781)
Local Phone Number	430-3000
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	IRBT
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false